Note 16 - Impairment - Schedule of Impairment Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Impairment expense recognized	$ 100,873	$ 0	$ 5,506
Mining rights [member]
Statement Line Items [Line Items]
Impairment expense recognized	100,873	0	0
Non-current assets held for sale [member]
Statement Line Items [Line Items]
Impairment expense recognized	$ 0	$ 0	$ 5,506